Advertising Funds	12 Months Ended
Dec. 25, 2010
Advertising Funds [Abstract]
Advertising Funds

(5) Advertising funds

On behalf of certain Dunkin' Donuts and Baskin-Robbins advertising funds, the Company collects a percentage, which typically ranges from 1.0% to 6.0%, of gross retail sales from Dunkin' Donuts and Baskin-Robbins franchisees, to be used for various forms of advertising for each brand. In most of our international markets, franchisees manage their own advertising expenditures, which are not included in the advertising fund results.

The Company administers and directs the development of all advertising and promotion programs in the advertising funds for which it collects advertising fees, in accordance with the provisions of our franchise agreements. The Company acts as, in substance, an agent with regard to these advertising contributions. We consolidate and report all assets and liabilities held by these advertising funds as restricted assets of advertising funds and liabilities of advertising funds within current assets and current liabilities, respectively, in the consolidated balance sheets. The assets and liabilities held by these advertising funds consist primarily of receivables, accrued expenses, and other liabilities related specifically to the advertising funds. The revenues, expenses, and cash flows of the advertising funds are not included in the Company's consolidated statements of operations or consolidated statements of cash flows because the Company does not have complete discretion over the usage of the funds. Contributions to these advertising funds are restricted to advertising, product development, public relations, merchandising, and administrative expenses and programs to increase sales and further enhance the public reputation of each of the brands.

At December 25, 2010 and December 26, 2009, the Company had a net payable of $23.1 million and $23.3 million, respectively, to the various advertising funds.

To cover administrative expenses of the advertising funds, the Company charges each advertising fund a management fee for such items as rent, accounting services, information technology, data processing, product development, legal, administrative support services, and other operating expenses, which amounted to $5.6 million, $6.2 million, and $6.0 million for fiscal years 2010, 2009, and 2008, respectively. Such management fees are included in the consolidated statements of operations as a reduction in general and administrative expenses, net.

The Company also made discretionary contributions to certain advertising funds, which amounted to $1.2 million, $1.2 million, and $698 thousand for fiscal years 2010, 2009, and 2008, respectively, for the purpose of supplementing national and regional advertising in certain markets.